Stock Option Plans and Stock-Based Compensation - Summary of Non-Vested Incentive Unit Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Number of Shares, Beginning Balance	1,216,796	1,315,668
Number of shares, granted	1,592,370	401,094	1,349,782
Number of shares, vested	437,829	382,364	10,781
Number of Shares, Forfeited	(111,076)	(117,602)	(23,333)
Non-vested number of shares, Ending Balance	2,583,249	1,216,796	1,315,668
Weighted-average exercise price (per share)
Weighted average grant date Fair Value, Beginning Balance	$ 1.05	$ 1.15
Weighted-average exercise price (per share), Granted	4.13	0.81	$ 1.16
Weighted-average exercise price (per share), Forfeited	1.07	1.12	1.17
Weighted average grant date Fair Value, Ending Balance	$ 4.32	$ 1.05	$ 1.15
Incentive Unit Plan
Number of Shares
Number of Shares, Beginning Balance	4,127,000	5,526,000	7,080,000
Number of shares, granted		1,677,000	170,000
Number of shares, vested	1,846,000	7,000	1,193,000
Number of Shares, Repurchased	0
Number of Shares, Forfeited	(39,000)	(20,000)	(531,000)
Number of Shares, Other		291,000
Non-vested number of shares, Ending Balance	2,242,000	4,127,000	5,526,000
Weighted-average exercise price (per share)
Weighted average grant date Fair Value, Beginning Balance	$ 0.0517	$ 0.0517	$ 0.0517
Weighted-average exercise price (per share), Granted		0.0517	0.0517
Weighted-average exercise price (per share), Vested	0.0517	0.0517	0.0517
Weighted-average exercise price (per share), Repurchased	0
Weighted-average exercise price (per share), Forfeited	0.0517	0.0517	0.0517
Weighted-average exercise price (per share), Other		0.0517
Weighted average grant date Fair Value, Ending Balance	$ 0.0517	$ 0.0517	$ 0.0517